UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-10337

          BlackRock New York Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal Income Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock New York Municipal Income Trust (BNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—154.5%
			Multi-State—11.2%
			Charter Mac Equity Issuer Trust,
A3	$ 6,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	$6,329,700
Baa1	5,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	5,931,475
			MuniMae TE Bond Subsidiary, LLC,
A3	6,000	[3]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	6,321,960
Baa1	3,000	[3]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,256,890

					21,840,025

			New York—119.3%
			Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj.,
NR	910		Ser. A, 7.00%, 5/01/25	05/15 @ 102	877,777
NR	590		Ser. A, 7.00%, 5/01/35	05/15 @ 102	557,656
			Dorm. Auth.,
AA-	1,765	[4]	City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	1,918,732
BB+	6,000		Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	8,321,400
AAA	9,000		New Sch. Univ. Proj., 5.00%, 7/01/41, MBIA	07/11 @ 100	9,191,970
AAA	5,000		New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	5,106,650
A-	2,000		No. Shore Long Island Jewish Grp. Proj., 5.375%, 5/01/23	05/13 @ 100	2,107,020
A-	2,000		No. Shore Long Island Jewish Grp. Proj., 5.50%, 5/01/33	05/13 @ 100	2,113,460
AA-	12,500		Liberty Dev. Corp. Rev. Proj., 5.25%, 10/01/35	No Opt. Call	13,872,250
AA-	2,000		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B, 5.00%, 7/01/33	07/13 @ 100	2,067,440
			Met. Transp. Auth.,
AA-	12,000		Ded. Tax Fund, Ser. A, 5.00%, 11/15/30	11/12 @ 100	12,346,560
A	12,000		Ded. Tax Fund, Ser. A, 5.125%, 11/15/31	11/12 @ 100	12,483,240
			Mtg. Agcy.,
Aa1	5,950		Ser. 101, 5.40%, 4/01/32	10/11 @ 100	6,103,986
Aaa	15,500		Ser. A, 5.30%, 10/01/31	04/11 @ 100	15,687,085
			New York City Ind. Dev. Agcy.,
B-	4,000		American Airlines, JFK Intl. Arpt., 7.75%, 8/01/31	08/16 @ 101	4,162,560
BBB-	2,000		Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	1,988,780
A	750		Marymount Sch. Proj., 5.125%, 9/01/21, ACA	09/11 @ 102	771,540
A	2,000		Marymount Sch. Proj., 5.25%, 9/01/31, ACA	09/11 @ 102	2,042,520
AAA	1,550		Royal Charter Presbyterian Proj., 5.25%, 12/15/32, FSA	12/11 @ 102	1,643,078
BBB-	14,850		Spec. Arpt. Airis JFK I LLC Proj., Ser. A, 5.50%, 7/01/28	07/11 @ 100	14,812,132
			New York City Mun. Wtr. Fin. Auth.,
AA+	5,000		Ser. D, 5.00%, 6/15/39	06/15 @ 100	5,154,400
AAA	4,000		Ser. A, 5.00%, 6/15/32, FGIC	06/11 @ 100	4,121,120
AA+	6,500		Ser. C, 5.00%, 6/15/32	06/11 @ 100	6,671,795
			New York City Transl. Fin. Auth.,
AAA	1,140	[4]	5.00%, 5/01/09	N/A	1,208,993
AAA	2,520		5.00%, 5/01/29	05/09 @ 101	2,593,912
			New York City, GO,
AAA	3,290	[4]	Ser. C, 5.375%, 3/15/12	N/A	3,606,004
A+	2,710		Ser. C, 5.375%, 3/15/28	03/12 @ 100	2,881,570
A+	7,000		Ser. D, 5.375%, 6/01/32	06/12 @ 100	7,432,460
			New York Cntys. Tobacco Trust III,
BBB	40,000		Zero Coupon, 6/01/38	06/15 @ 26.186	6,089,600
BBB	6,700		6.00%, 6/01/43	06/13 @ 100	7,018,384
			Port Auth. of NY & NJ,
AA-	5,000		Consolidated 132nd Ser, 5.00%, 9/01/38	09/13 @ 101	5,161,150
Caa2	9,250		Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	03/06 @ 100	9,341,297
AAA	13,000	[5]	Spec. Oblig. JFK Intl. Air Terminal Proj., 5.75%, 12/01/22, MBIA	12/07 @ 102	13,716,300
BBB	2,500		Rensselaer Tobacco Asset Sec. Corp., Tobacco Settlement Rev., Ser. A, 5.75%, 6/01/43	06/12 @ 100	2,555,125
BBB	5,000		Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 5.75%, 8/15/43	08/12 @ 100	5,111,000
AAA	7,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	7,295,260
A	7,000		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	7,235,900

1

BlackRock New York Municipal Income Trust (BNY) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—(cont’d)
			TSASC, Inc., Tobacco Settlement Rev.,
BBB	$ 5,000		Ser. 1, 5.75%, 7/15/32	07/12 @ 100	$5,268,600
BBB	8,000		Ser. 1, 6.375%, 7/15/39	07/09 @ 101	8,540,160
AA	2,500		Westchester Cnty. Ind. Dev. Agcy., Winward Sch. Civic Fac., 5.25%, 10/01/31, RAA	10/11 @ 100	2,590,100
AAA	2,000	[4]	Westchester Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 6.75%, 7/15/10	N/A	2,286,360

					231,835,026

			Puerto Rico—24.0%
BBB	4,060		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	4,156,993
			Hwy. & Trans. Auth.,
BBB+	1,730		5.00%, 7/01/30	07/15 @ 100	1,757,196
BBB+	3,475		5.00%, 7/01/40	07/15 @ 100	3,508,638
BBB+	3,275		5.00%, 7/01/45	07/15 @ 100	3,306,702
BBB+	3,130		Ser. K, 5.00%, 7/01/35	07/15 @ 100	3,160,298
			Pub. Bldgs. Auth. Gov’t. Facs.,
A-	4,400	[4]	Ser. D, 5.25%, 7/01/12	N/A	4,783,328
BBB	1,600		Ser. D, 5.25%, 7/01/36	07/12 @ 100	1,645,488
			Pub. Fin. Corp.,
Aaa	7,475	[4]	Ser. E, 5.50%, 2/01/12	N/A	8,188,265
BBB-	2,525		Ser. E, 5.50%, 8/01/29	02/12 @ 100	2,657,714
Aaa	7,000	[4]	Ser. E, 5.70%, 2/01/10	N/A	7,574,840
Aaa	5,750	[4]	Ser. E, 5.75%, 2/01/07	N/A	5,894,095

					46,633,557

			Total Long-Term Investments (cost $288,529,277)		300,308,608

	Shares
	(000)

			MONEY MARKET FUND—0.5%
	900		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	900,000

			Total Investments—155.0% (cost $289,429,2776)		$301,208,608
			Other assets in excess of liabilities—1.5%		2,873,496
			Preferred shares at redemption value, including dividends payable—(56.5)%		(109,785,320)

			Net Assets Applicable to Common Shareholders—100%		$194,296,784

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2006, the Trust held 11.2% of its net assets, with a current market value of $21,840,025, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security, or a portion thereof, pledged as collateral with a value of $1,171,151 on 161 short U.S. Treasury Note futures contracts expiring March 2006 and 220 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on January 31, 2006 was $42,284,063, with an unrealized gain of $18,583.
[6]	Cost for Federal income tax purposes is $289,429,533. The net unrealized appreciation on a tax basis is $11,779,075, consisting of $12,132,273 gross unrealized appreciation and $353,198 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance
FSA	—	Financial Security Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock New York Municipal Income Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006